General (Tables)	12 Months Ended
Nov. 30, 2013
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Summary by Brand of Passenger Capacity, Number of Cruise Ships and Primary Areas in which They are Marketed
As of January 22, 2014, our cruise brands’ summary information is as follows:

Cruise Brands	Passenger Capacity (a)	Percentage of Total Capacity	Number of Cruise Ships	Primary Markets (b)
North America
Carnival Cruise Lines	62,356	30%	24	North America
Princess Cruises (“Princess”)	40,502	20	17	North America
Holland America Line	23,540	11	15	North America
Seabourn	1,988	1	6	North America
North America Cruise Brands	128,386	62	62
EAA
Costa Cruises (“Costa”)	32,136	16	14	Italy, France and Germany
AIDA Cruises (“AIDA”)	18,636	9	10	Germany
P&O Cruises (UK)	14,736	7	7	United Kingdom (“UK”)
Cunard	6,672	3	3	UK and North America
P&O Cruises (Australia)	4,804	2	3	Australia
Ibero Cruises (“Ibero”)	2,932	1	2	Spain and Argentina
EAA Cruise Brands	79,916	38	39
	208,302	100%	101